UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025
OPERATING ACTIVITIES
Loss of the period	$ (182,469,531)	$ 605,241	$ (189,917,763)	$ (5,592,812)
Loss of the period from discontinued operations	177,994,023	6,058,318	180,701,873	8,482,030
Adjustments to reconcile profit to net cash flows
Income tax			5,588,394	(255,526)
Financial results			20,835,386	16,981,806
Depreciation of property, plant and equipment			2,226,204	2,400,642
Amortization of intangible assets			3,030,395	2,364,505
Depreciation of leased assets			1,760,806	1,771,006
Restructuring and transactional expenses			1,304,814
Share-based incentive and stock options				2,207,384
Share of profit or loss of joint ventures and associates	(72,254)	(360,155)	(369,026)	226,163
Provisions for contingencies			109,186	175,487
Allowance for impairment of trade debtors			1,104,849	1,923,790
Allowance for obsolescence			1,102,370	477,756
Initial recognition and changes in the fair value of biological assets			(292,344)	(588,053)
Changes in the net realizable value of agricultural products after harvest			102,397	204,522
Gain on sale of equipment and intangible assets			(23,902)	(147,199)
Working capital adjustments
Trade receivables			(6,827,057)	(24,559,378)
Other receivables			(3,249,114)	866,073
Income and minimum presumed income taxes			(3,571,301)	(4,640,270)
Inventories and biological assets			12,639,705	20,694,524
Trade and other payables			9,303,135	(26,893,597)
Employee benefits and social security			(839,739)	889,412
Deferred revenue and advances from customers			(1,401,302)	(1,039,002)
Interest collected			4,125,660	3,579,162
Inflation effects on working capital adjustments			27,213	66,366
Net cash flows generated by operating activities from continuing operations			37,470,839	(405,209)
Net cash flows used in operating activities from discontinued operations			(5,704,951)	204,846
Net cash flows generated by (used in) operating activities			31,765,888	(200,363)
INVESTMENT ACTIVITIES
Proceeds from sale of property, plant and equipment			26,504	155,471
Proceeds from financial assets			342,043	9,628,376
Investment in financial assets			(773,591)	(5,656,002)
Purchase of property, plant and equipment			(659,642)	(2,795,812)
Capitalized development expenditures			(894,474)	(3,436,077)
Purchase of intangible assets			(32,617)	(284,372)
Net cash flows used in investing activities from continuing operations			(1,991,777)	(2,388,416)
Net cash flows used in investing activities from discontinued operations			(2,076,440)	(2,725,089)
Net cash flows used in investing activities			(4,068,217)	(5,113,505)
FINANCING ACTIVITIES
Proceeds from borrowings			17,012,458	78,471,874
Repayment of borrowings and financed payments			(52,404,135)	(75,383,977)
Interest payments			(6,982,945)	(12,598,035)
Other financial payments			(1,511,498)	(2,249,398)
Purchase of own shares				(926,899)
Sales of own shares			488,293
Leased assets payments			(2,238,286)	(2,205,274)
Cash dividend distributed by subsidiary				(72,051)
Net cash flows used in financing activities from continuing operations			(45,636,113)	(14,963,760)
Net cash flows (used in) generated by financing activities from discontinued operations			(1,066,329)	2,651,251
Net cash flows used in financing activities			(46,702,442)	(12,312,509)
Net decrease in cash and cash equivalents from continuing operations			(10,157,051)	(17,757,385)
Net (decrease) / increase in cash and cash equivalents from discontinued operations			(8,847,720)	131,008
Net decrease in cash and cash equivalents			(19,004,771)	(17,626,377)
Inflation effects on cash and cash equivalents			(75)	1,960
Cash and cash equivalents as of beginning of the period			32,695,079	44,473,270	$ 44,473,270
Effect of exchange rate changes on cash and equivalents			(2,069,722)	2,327,888
Cash reclassified to assets subject to foreclosure			(555,828)	(4,145,525)
Cash and cash equivalents as of the end of the period	$ 11,064,683	$ 25,031,216	$ 11,064,683	$ 25,031,216	$ 32,695,079